Investment Held in Trust Account (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment Held in Trust Account (Textual)
Proceeds from Public Offering			$ 75,000,000
Deferred Underwriters' Fee	$ 2,343,750
Stock redeemed during period shares	964,691
Redemption price per unit	$ 10.00
Total redemption amount	$ (9,646,910)
Investment securities held as cash	1,791	$ 4,860
US Treasury Securities [Member]
Investment Held in Trust Account (Textual)
Investment securities in the Company's Trust Account consist in United States Treasury Bills		$ 75,043,861
U.S. Treasury money market mutual fund [Member]
Investment Held in Trust Account (Textual)
Investment securities in the Company's Trust Account consist in United States Treasury Bills	$ 65,353,505